Note L - Segment Information (Details)	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Geographic Concentration Risk [Member] North American [Member]	Sep. 30, 2012 Geographic Concentration Risk [Member] North American [Member]	Sep. 30, 2013 Geographic Concentration Risk [Member] North American [Member]	Sep. 30, 2012 Geographic Concentration Risk [Member] North American [Member]	Dec. 31, 2012 North American [Member]	Dec. 31, 2011 North American [Member]	Dec. 31, 2011 Non-North American [Member]	Dec. 31, 2011 Africa [Member]
Note L - Segment Information (Details) [Line Items]
Number of Reportable Segments	1
Concentration Risk, Percentage	10.00%	97.00%	91.00%	97.00%	93.00%	93.00%	54.00%	46.00%	43.00%